Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2023 $ / shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 108,175		$ 98,762
Purchased for cancellation			(5,426)
Balance at end of period	$ 117,760		$ 108,175
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,385,591		1,425,187
Issued in connection with share-based compensation plans | shares	740		1,270
Issued in connection with dividend reinvestment plan | shares	16,042
Purchased for cancellation | shares			(40,866)
Balance at end of period | shares	1,402,373		1,385,591
Balance at beginning of period	$ 17,318		$ 17,728
Issued in connection with share-based compensation plans	68		99
Issued in connection with dividend reinvestment plan	2,012
Purchased for cancellation			(509)
Balance at end of period	$ 19,398		$ 17,318
Balance at end of period | $ / shares	$ 5.34		$ 4.96
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(2,680)		(662)
Balance at end of period | shares	(1,862)		(2,680)
Balance at beginning of period	$ (334)		$ (73)
Balance at end of period	$ (231)		$ (334)
Purchases | shares	(30,195)		(48,437)
Sales | shares	31,013		46,419
Purchases	$ (3,556)		$ (5,183)
Sales	$ 3,659		$ 4,922
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,382,911
Balance at end of period | shares	1,400,511		1,382,911
Balance at beginning of period	$ 16,984
Balance at end of period	$ 19,167		$ 16,984
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	106,765
Balance at end of period | shares	106,765		106,765
Balance at beginning of period	$ 7,323		$ 6,723
Balance at end of period	$ 7,323		$ 7,323
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(12)		(164)
Balance at end of period | shares	(9)		(12)
Balance at beginning of period	$ (5)		$ (39)
Balance at end of period	$ (9)		$ (5)
Purchases | shares	(1,924)		(2,811)
Sales | shares	1,927		2,963
Purchases	$ (519)		$ (518)
Sales	515		552
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	7,318
Balance at end of period	$ 7,314		$ 7,318
Balance at end of period | shares	106,756		106,753
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.93		$ 0.93
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.91		$ 0.91
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.8		$ 0.8
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.75		$ 0.75
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	14,000
Balance at end of period | shares	14,000		14,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350		$ 350
Dividends declared per share | $ / shares	$ 1.2		$ 1.2
Series BT non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	750
Balance at end of period | shares	750		750
Balance at beginning of period	$ 750
Balance at end of period	$ 750		$ 750
Dividends declared per share | $ / shares	$ 4.2		$ 4.2
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	15
Balance at end of period | shares	15		15
Balance at beginning of period	$ 23
Balance at end of period	$ 23		$ 23
Dividends declared per share | $ / shares		$ 67.5		$ 67.5
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,750
Balance at end of period | shares	1,750		1,750
Balance at beginning of period	$ 1,750
Balance at end of period	$ 1,750		$ 1,750
Dividends declared per share	4.50%	4.50%	4.50%	4.50%
Series 2 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,250
Balance at end of period | shares	1,250		1,250
Balance at beginning of period	$ 1,250
Balance at end of period	$ 1,250		$ 1,250
Dividends declared per share	4.00%	4.00%	4.00%	4.00%
Series 3 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,000
Balance at end of period | shares	1,000		1,000
Balance at beginning of period	$ 1,000
Balance at end of period	$ 1,000		$ 1,000
Dividends declared per share	3.65%	3.65%	3.65%	3.65%